Nationwide Life Insurance Company
                       Deferred Variable Annuity Contracts
               Issued by Nationwide Life Insurance Company through
                        its Nationwide Variable Account-9
                  The date of this prospectus is May 1, 2004.
--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 27. For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.bestofamerica.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

American Century Variable Portfolios, Inc.
o   American Century VP Income & Growth Fund: Class I
o   American Century VP International Fund: Class III+
o   American Century VP Ultra Fund: Class I
o   American Century VP Value Fund: Class I
American Century Variable Portfolios II, Inc.
o   American Century VP Inflation Protection Fund: Class II
Dreyfus
o   Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
    Service Shares
o   Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares Federated Insurance Series
o   Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
o   VIP Equity-Income Portfolio: Service Class
o   VIP Growth Portfolio: Service Class
o   VIP High Income Portfolio: Service Class*
o   VIP Overseas Portfolio: Service Class R+
Fidelity Variable Insurance Products Fund II
o   VIP II Contrafund(R)Portfolio: Service Class
o   VIP II Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Product Fund III
o   VIP III Value Strategies Portfolio: Service Class
Gartmore Variable Insurance Trust ("GVIT")
o   Comstock GVIT Value Fund: Class I*
o   Dreyfus GVIT International Value Fund: Class III+
o   Dreyfus GVIT Mid Cap Index Fund: Class I
o   Federated GVIT High Income Bond Fund: Class I*
o   Gartmore GVIT Emerging Markets Fund: Class III+
o   Gartmore GVIT Global Health Sciences Fund: Class III+
o   Gartmore GVIT Global Technology and Communications Fund: Class III+
o   Gartmore GVIT Government Bond Fund: Class I
o   Gartmore GVIT Growth Fund: Class I
o   Gartmore GVIT International Growth Fund: Class III+
o   Gartmore GVIT Investor Destinations Funds
    >>  Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>  Gartmore GVIT Investor Destinations Moderately Conservative Fund:
        Class II
    >>  Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o   Gartmore GVIT Mid Cap Growth Fund: Class I
o   Gartmore GVIT Money Market Fund: Class I
o   Gartmore GVIT Nationwide(R)Fund: Class I
o   Gartmore GVIT Nationwide(R)Leaders Fund: Class III+
o   Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o   Gartmore GVIT Worldwide Leaders Fund: Class III+
o   GVIT Small Cap Growth Fund: Class I
o   GVIT Small Cap Value Fund: Class I
o   GVIT Small Company Fund: Class I
o   J.P. Morgan GVIT Balanced Fund: Class I*
o   Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. Morgan Series Trust II
o   J.P. Morgan Mid Cap Value Portfolio

Neuberger Berman Advisers Management Trust
o   AMT Guardian Portfolio
o   AMT Limited Maturity Bond Portfolio: Class I
o   AMT Partners Portfolio
o   AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
o   Oppenheimer Aggressive Growth Fund/VA: Initial Class
o   Oppenheimer Capital Appreciation Fund/VA: Initial Class
o   Oppenheimer Global Securities Fund/VA: Class III+
o   Oppenheimer Main Street(R) Fund/VA: Initial Class
Van Kampen
   The Universal Institutional Funds, Inc.
o   U.S. Real Estate Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
o   Large Cap Value Portfolio

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
o   VIP III Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
o   Worldwide Emerging Markets Fund: Class R+
o   Worldwide Hard Assets Fund: Class R+
Van Kampen
   The Universal Institutional Funds, Inc.
o   Mid Cap Growth Portfolio: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
o Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares Gartmore Variable Insurance Trust
o   Gartmore GVIT Global Financial Services Fund:
    Class III+
o   Gartmore GVIT Global Utilities Fund: Class III+
Janus Aspen Series
o   Capital Appreciation Portfolio: Service Shares
o   Global Technology Portfolio: Service II Shares+
o   International Growth Portfolio: Service II Shares+
Neuberger Berman Advisers Management Trust
o   AMT Mid-Cap Growth Portfolio: Class I
Strong Opportunity Fund II, Inc.: Investor Class



Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
o   American Century VP International Fund: Class I
Credit Suisse Trust
o   Global Post-Venture Capital Portfolio
o   International Focus Portfolio
Fidelity Variable Insurance Products Fund
o   VIP Overseas Portfolio: Service Class
Gartmore Variable Insurance Trust
o   Gartmore GVIT Emerging Markets Fund: Class I
o   Gartmore GVIT Global Technology and Communications Fund: Class I
o   Gartmore GVIT International Growth Fund: Class I
Janus Aspen Series
o   Global Technology Portfolio: Service Shares
o   International Growth Portfolio: Service Shares

Effective May 1, 2003, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
o   Gartmore GVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
o   Oppenheimer Global Securities Fund/VA: Initial Class

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
o   Worldwide Emerging Markets Fund: Initial Class
o   Worldwide Hard Assets Fund: Initial Class
Van Kampen
   The Universal Institutional Funds, Inc.
o   Emerging Markets Debt Portfolio: Class I

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents

Glossary of Special Terms....................................3
Table of Contents............................................4
Contract Expenses............................................5
Underlying Mutual Fund Annual Expenses.......................6
Example......................................................7
Synopsis of the Contracts....................................7
Financial Statements.........................................8
Condensed Financial Information..............................8
Nationwide Life Insurance Company............................8
Nationwide Investment Services Corporation...................8
Investing in the Contract....................................8
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
The Contract in General.....................................10
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
Standard Charges and Deductions.............................11
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions..........13
     CDSC Options and Charges
     Optional Death Benefits
Contract Ownership..........................................15
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract...................................15
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
Right to Revoke.............................................19

Surrender (Redemption)......................................19
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
      or a Louisiana Optional Retirement Plan
Loan Privilege..............................................20
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment..................................................21
Contract Owner Services.....................................21
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date...................................23
Annuitizing the Contract....................................23
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
Death Benefits..............................................24
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Statements and Reports......................................25
Legal Proceedings...........................................25
Advertising ................................................27
Table of Contents of Statement of Additional
     Information............................................27
Appendix A: Underlying Mutual Funds.........................28
Appendix B: Condensed Financial Information.................36
Appendix C: Contract Types and Tax Information..............55

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)....................   7%1
Maximum Loan Processing Fee..............................................................................................  $252
Annual Loan Interest Charge..............................................................................................  2.25%3
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................  5%4
Maximum Short Term Trading Fee (as a percentage of transaction amount)...................................................  1%
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     Recurring Contract Expenses
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------- ---------
Maximum Annual Contract Maintenance Charge...............................................................................  $155
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)6
     Mortality and Expense Risk Charge...................................................................................  1.10%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
     Five-Year CDSC Option...............................................................................................  0.15%7
     Total Variable Account Charges (including this option only).........................................................  1.25%
     CDSC Waiver Options (an applicant may elect one or more)
         Additional Withdrawal Without Charge and Disability Waiver......................................................  0.10%8
         Total Variable Account Charges (including this option only).....................................................  1.20%
------------------------------------------------------------------------------------------------------------------------------------
                                                       (continued on next page)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

7 Range of Five-Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC Percentage                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract

------------------------------------------------------------------------------------------------------------------------------------
                                               Recurring Contract Expenses (continued)
------------------------------------------------------------------------------------------------------------------------------------
         10 Year and Disability Waiver (available for Tax Sheltered Annuities only)......................................  0.05%
         Total Variable Account Charges (including this option only).....................................................  1.15%
         Hardship Waiver (available for Tax Sheltered Annuities only)....................................................    0.15%
         Total Variable Account Charges (including this option only).....................................................    1.25%
     Death Benefit Options (an applicant may elect one or both)
         Optional One-Year Step Up Death Benefit.........................................................................    0.05%
         Total Variable Account Charges (including this option only).....................................................    1.15%
         Optional 5% Enhanced Death Benefit..............................................................................    0.10%
         Total Variable Account Charges (including this option only).....................................................    1.20%
---------------------------------------------------------------------------------------------------------------------------- -------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 Summary of Maximum Contract Expenses
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................    1.10%
Five-Year CDSC Option....................................................................................................    0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................    0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities................................................................    0.05%
Hardship Waiver for Tax Sheltered Annuities..............................................................................    0.15%
Optional One-Year Step Up Death Benefit..................................................................................    0.05%
Optional 5% Enhanced Death Benefit.......................................................................................    0.10%
---------------------------------------------------------------------------------------------------------------------------- -------
---------------------------------------------------------------------------------------------------------------------------- -------
Maximum Possible Total Variable Account Charges..........................................................................    1.70%
---------------------------------------------------------------------------------------------------------------------------- -------

Underlying Mutual Fund Annual Expenses
The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

---------------------------------------------------------------------------------------------------------- -------------- ----------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum       Maximum
---------------------------------------------------------------------------------------------------------- -------------- ----------
(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses, as a                                          0.27%         2.30%
percentage of average underlying mutual fund assets)
---------------------------------------------------------------------------------------------------------- -------------- ----------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o    American   Century  Variable   Portfolios,   Inc.  -  American  Century  VP
     International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT - Dreyfus GVIT International Value Fund: Class III
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT - Gartmore GVIT Global Utilities Fund: Class III
o    GVIT - Gartmore GVIT International Growth Fund: Class III
o    GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III
o    Van Eck Worldwide  Insurance Trust - Worldwide Emerging Markets Fund: Class
     R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o a $10,000 investment in the contract for the time periods indicated; o a 5% return each year; o the maximum and the minimum fees and expenses of any of the underlying mutual funds; o the 7 year CDSC schedule; o a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and o the total variable account charges associated with the most expensive combination of optional benefits
     (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract            If you do not            If you annuitize your contract
                                    at the end of the applicable               surrender               at the end of the applicable
                                            time period                      your contract                     time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                   1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.   5 Yrs.  10 Yrs
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (2.30%)    1,031    1,741   2,462   4,486    436     1,316   2,207   4,486      *     1,316   2,207    4,486
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)     818     1,111   1,431   2,525    223      686    1,176   2,525      *      686    1,176    2,525
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts
The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o    Investment Only (Qualified Plan);
o    Individual Retirement Annuities ("IRAs");
o    Non-Qualified Contract;
o    Roth IRAs;
o    Simplified Employee Pension ("SEP IRAs");
o    Simple IRA; and
o    Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C of this prospectus.

Minimum Initial and Subsequent Purchase Payments

----------------------- ------------------ -------------------
                         Minimum Initial        Minimum
       Contract         Purchase Payment       Subsequent
         Type                                   Payments
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Charitable Remainder           $0                  $0
Trust
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Investment only              $1,000                $0
(Qualified Plan)
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
IRA                          $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Non-Qualified                $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Roth IRA                     $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
SEP IRA                      $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Simple IRA                   $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Tax Sheltered Annuity          $0                 $25
----------------------- ------------------ -------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------- --------------- ----------------
                              Contract Type       Charge
           Option
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Five Year CDSC                     All             0.15%
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Additional Withdrawal              All             0.10%
Without Charge and
Disability Waiver
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
10 Year and Disability        Tax Sheltered        0.05%
Waiver                          Annuities
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Hardship Waiver               Tax Sheltered        0.15%
                                Annuities
----------------------------- --------------- ----------------

Two optional death benefits are available under the contract. Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten-Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.



Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.

Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.
o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.
o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliate), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates

Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------------- ---------------------
  Number of Completed Years from            CDSC
     Date of Purchase Payment            Percentage
----------------------------------- ---------------------
----------------------------------- ---------------------
                0                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                1                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                2                            6%
----------------------------------- ---------------------
----------------------------------- ---------------------
                3                            5%
----------------------------------- ---------------------
----------------------------------- ---------------------
                4                            4%
----------------------------------- ---------------------
----------------------------------- ---------------------
                5                            3%
----------------------------------- ---------------------
----------------------------------- ---------------------
                6                            2%
----------------------------------- ---------------------
----------------------------------- ---------------------
                7                            0%
----------------------------------- ---------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 Number of Completed Years from         CDSC
    Date of Purchase Payment         Percentage
----------------------------------------------------
----------------------------------------------------
                0                        7%
----------------------------------------------------
----------------------------------------------------
                1                        7%
----------------------------------------------------
----------------------------------------------------
                2                        6%
----------------------------------------------------
----------------------------------------------------
                3                        4%
----------------------------------------------------
----------------------------------------------------
                4                        2%
----------------------------------------------------
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

1)   the contract owner has been the owner of the contract for 10 years; and

2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Optional Death Benefits

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Nationwide may realize a profit from the charges assessed for these options. Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.



Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

o    the third contract anniversary has passed; and

o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

o the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o    an  election  in writing  signed by both  contract  owners  must be made to
     authorize   Nationwide   to  allow  the   exercise  of   ownership   rights
     independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

----------------------- ------------------ --------------------
                         Minimum Initial   Minimum Subsequent
       Contract         Purchase Payment        Payments
         Type
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Charitable Remainder           $0                  $0
Trust
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Investment only              $1,000                $0
(Qualified Plan)
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
IRA                          $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Non-Qualified                $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Roth IRA                     $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
SEP IRA                      $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Simple IRA                   $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Tax Sheltered Annuity          $0                  $25
----------------------- ------------------ --------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)  if their transfer events
                                        exceed 11 in 2 consecutive
                                        calendar quarters or 20 in
                                        one calendar year, the contract
                                        owner will be limited to
                                        submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    a $15 Contract Maintenance Charge, if applicable;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:
     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or
     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
B) The surrender limitations described in Section A also apply to:
     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 Contract     Maximum Outstanding Loan
                 Values       Balance Allowed
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
Non-ERISA Plans  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA Plans      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Federated GVIT High Income Bond Fund: Class I, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers do not count as transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program, which transfers amounts from the fixed account to the variable account, is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  -------------------------------- ---------------------------
         Contract Owner's                Percentage of
                Age                      Contract Value
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
           Under age 59 1/2                    5%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
      Age 59 1/2through age 61                   7%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
       Age 62 through age 64                   8%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
       Age 65 through age 74                  10%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
          Age 75 and over                     13%
  -------------------------------- ---------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by

Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o        the age (or date) specified in your contract; or

o        the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.



Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of a material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


                             Table of Contents of Statement of Additional Information
                                                                                                                                Page
General Information and History....................................................................................................1
Services...........................................................................................................................1
Purchase of Securities Being Offered...............................................................................................1
Underwriters.......................................................................................................................1
Annuity Payments...................................................................................................................2
Condensed Financial Information....................................................................................................2
Financial Statements.............................................................................................................116

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

       Please refer to the prospectus for each underlying mutual fund for more detailed information.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Global Post-Venture Capital Portfolio
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - International Focus Portfolio
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities
Portfolio: Service Class This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services
Fund: Class III This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and
Communications Fund: Class I Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class
III This underlying mutual fund is only available for contracts issued before
May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund - Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P Morgan Mid Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class
I This underlying mutual fund is only available for contracts issued before May
1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class
Effective May 1, 2003 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.: Investor Class
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R This
underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 1.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                    calling:   1-800-848-6331, TDD 1-800-238-3035
                    writing:   Nationwide Life Insurance Company
                               One Nationwide Plaza, RR1-04-F4
                               Columbus, Ohio 43215
       checking on-line at:      www.bestofamerica.com

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Additionally, the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund:
Class R, and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund:
Class R were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                  No Additional Contract Options Elected (Total
                1.10%) (Variable account charges of 1.10% of the daily net assets of the variable account)

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century                9.333731           11.940757              27.93%            131,778           2003
        Variable Portfolios,
        Inc. - American
        Century VP Income &
        Growth Fund: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.705008            9.333731             -20.26%            114,316           2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.914785           11.705008              -9.37%            100,002           2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.608384           12.914785             -11.59%            290,153           2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.515499           14.608384              16.72%             92,217           1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.515499              25.15%              2,007          1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century                8.879812           10.934729              23.14%             47,575           2003
        Variable Portfolios,
        Inc. - American
        Century VP
        International Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.275782            8.879812             -21.25%             53,502           2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.098754           11.275782             -29.96%             58,134           2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       19.569739           16.098754             -17.74%             99,177           2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.062037           19.569739              62.24%             21,445           1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.062037              20.62%                562           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century                8.055362            9.919506              23.14%             35,614           2003
        Variable Portfolios,
        Inc. - American
        Century VP
        International Fund:
        Class III
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.055362             -19.45%             19,325          2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century                7.979129            9.856573              23.53%              4,867           2003
        Variable Portfolios,
        Inc. - American
        Century VP Ultra Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.979129             -20.21%              1,675          2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of         Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century               12.461991           15.894190              27.54%           152,124            2003
        Variable Portfolios,
        Inc. - American
        Century VP Value Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.420645           12.461991             -13.58%           117,173            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.924722           14.420645              11.57%            63,465            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.060928           12.924722              16.85%            17,917            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.279817           11.060928              -1.94%             9,493            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.279817              12.80%                 4           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.247814            2.48%                2,209           2003*
        Variable Portfolios
        II, Inc. - American
        Century VP Inflation
        Protection Fund:
        Class II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Credit Suisse Trust -           7.649197           11.170519              46.04%             1,556            2003
        Global Post-Venture
        Capital Portfolio -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.746746            7.649197             -34.88%             2,014            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.644686           11.746746             -29.43%             2,122            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       20.760969           16.644686             -19.83%             5,260            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.839012           20.760969              61.70%             1,421            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.839012              28.39%                40           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Credit Suisse Trust -           7.822670           10.296848           31.63%                  637            2003
        International Equity
        Focus Portfolio - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.875436            7.822670          -20.79%                  640            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.847895            9.875436          -23.14%                  719            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.529681           12.847895          -26.71%                2,889            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.551939           17.529681           51.75%                  756            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.551939           15.52%                    2           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Credit Suisse Trust -          10.223346           12.655306           23.79%                4,140            2003
        Large Cap Value
        Portfolio - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.441552           10.223346          -23.94%                3,648            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.464612           13.441552           -0.17%                2,797            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.499772           13.464612            7.72%                4,788            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.896081           12.499772            5.07%                1,706            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.896081           18.96%                  142           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment              7.618563           10.381496           36.27%               16,084            2003
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.618563          -23.81%                3,336           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Socially                7.787219            9.704318           24.62%              256,172            2003
        Responsible Growth
        Fund, Inc.: Initial
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.081580            7.787219          -29.73%              251,247            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.472958           11.081580          -23.43%              242,514            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.447766           14.472958          -12.01%              768,604            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.784895           16.447766           28.65%              132,858            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.784895           27.85%                3,291           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of         Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index             8.895399           11.292966           26.95%              596,698            2003
        Fund, Inc. - Initial
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.585200            8.895399          -23.22%              546,163            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.339745           11.585200          -13.15%              478,009            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.867150           13.339745          -10.27%            1,255,447            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.464249           14.867150           19.28%              320,723            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.464249           24.64%               16,248           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable                9.914002           11.880707           19.84%               84,422            2003
        Investment Fund
        -Appreciation
        Portfolio: Initial
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.036131            9.914002          -17.63%               67,989            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.420126           12.036131          -10.31%               56,393            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.657521           13.420126           -1.74%              245,175            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.389971           13.657521           10.23%               53,990            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.389971           23.90%               11,546           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            12.358755           12.790643            3.49%              104,713            2003
        Series - Federated
        Quality Bond Fund II:
        Primary Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.432220           12.358755            8.10%               72,830            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.702323           11.432220            6.82%               24,774            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.796953           10.702323            9.24%                3,292            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.796953           -2.03%                6,059           1999*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Equity            10.243000           13.191825           28.79%              210,298            2003
        -Income Portfolio:
        Service Class- Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.478012           10.243000          -17.91%              162,033            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.294130           12.478012           -6.14%              119,839            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.410474           13.294130            7.12%              213,299            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.809798           12.410474            5.09%              110,660            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.809798           18.10%                2,692           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth             8.662889           11.376318           31.32%              530,150            2003
        Portfolio: Service
        Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.549094            8.662889          -30.97%              491,100            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       15.423665           12.549094          -18.64%              446,621            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.534950           15.423665          -12.04%              698,416            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.914475           17.534950           35.78%              269,474            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.914475           29.14%               12,393           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP High               7.692360            9.659661           25.57%               79,484            2003
        Income Portfolio:
        Service Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        7.506322            7.692360            2.48%               54,260            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.615157            7.506322          -12.87%               44,056            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.255695            8.615157          -23.46%              135,220            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.530579           11.255695            6.89%               38,431            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           10.530579            5.31%                  262           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas           8.421945           11.928089           41.63%               24,730            2003
        Portfolio: Service
        Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.690513            8.421945          -21.22%               25,879            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.731142           10.690513          -22.14%               33,441            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.171657           13.731142          -20.04%               52,347            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.187321           17.171657           40.90%               12,327            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.187321           21.87%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of         Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas           7.739985           10.965863           41.68%               21,291            2003
        Portfolio: Service
        Class R - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.739985          -22.60%               10,606           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                11.255043           14.287374           26.94%              310,064            2003
        Contrafund(R)Portfolio:
        Service Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.564462           11.255043          -10.42%              271,483            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.497111           12.564462          -13.33%              239,522            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       15.712599           14.497111           -7.74%              559,132            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.797152           15.712599           22.78%              167,682            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.797152           27.97%                2,513           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.142433            1.42%                2,792           2003*
        Investment Grade Bond
        Portfolio: Service
        Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III                6.788835            8.705771           28.24%               51,124            2003
        Growth Opportunities
        Portfolio: Service
        Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.791124            6.788835          -22.78%               46,281            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.389625            8.791124          -15.39%               41,449            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.683293           10.389625          -18.08%               83,616            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.309512           12.683293            3.04%               47,217            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.309512           23.10%                1,093           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value          7.454046           11.632535           56.06%               16,739            2003
        Strategies Portfolio:
        Service Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.454046          -25.46%                  658           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT              7.892787           10.259752           29.99%               28,094            2003
        Value Fund: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.661295            7.892787          -25.97%               14,363            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.271980           10.661295          -13.12%               10,810            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.882376           12.271980          -11.60%               10,551            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.846282           13.882376           17.19%                4,561            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.846282           18.46%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.715444           37.15%                1,740           2003*
        International Value
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          13.651955           18.180524           33.17%               72,343            2003
        Cap Index Fund: Class
        I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.298133           13.651955          -16.24%               57,912            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.698444           16.298133           -2.40%               37,050            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.654661           16.698444           13.95%               31,437            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.253848           14.654661           19.59%                1,411            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.253848           22.54%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of         Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.072515           12.180431           20.93%               33,755            2003
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.866328           10.072515            2.09%               16,927            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.573036            9.866328            3.06%               11,912            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.552305            9.573036           -9.28%               12,666            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.339812           10.552305            2.06%                6,179            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           10.339812            3.40%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              6.830658           11.164642           63.45%               10,080            2003
        Emerging Markets Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.147532            6.830658          -16.16%               10,603            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.689073            8.147532           -6.23%                5,018            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.689073          -13.11%                    0           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.516119           12.281718           63.41%                9,012            2003
        Emerging Markets Fund:
        Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.516119          -24.84%                3,491           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.829190           12.352452           39.90%                1,341            2003
        Global Financial
        Services Fund:
        Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.829190          -11.71%                  114           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.453928           11.435502           35.27%                4,522            2003
        Global Health Sciences
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.453928          -15.46%                  580           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              1.923621            2.953284           53.53%               21,467            2003
        Global Technology and
        Communications Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        3.399372            1.923621          -43.41%               25,216            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.001519            3.399372          -43.36%               19,102            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            6.001519          -39.98%               17,439           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.136357           10.953168           53.48%                8,773            2003
        Global Technology and
        Communications Fund:
        Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.136357          -28.64%                2,023           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.945569            9.757613           22.81%                   54            2003
        Global Utilities Fund:
        Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.945569          -20.54%                   28           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             12.331593           12.439896            0.88%              286,878            2003
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.234737           12.331593            9.76%              229,253            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.591943           11.234737            6.07%              133,587            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.515930           10.591943           11.31%              150,095            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.853072            9.515930           -3.42%               90,312            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.853072           -1.47%                2,793           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of         Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              4.670172            6.131042           31.28%              331,473            2003
        Growth Fund: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.624951            4.670172          -29.51%              323,027            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.321861            6.624951          -28.93%              318,353            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.829034            9.321861          -27.34%              393,628            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.439602           12.829034            3.13%              281,903            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.439602           24.40%                8,312           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              4.885747            6.553362           34.13%                1,636            2003
        International Growth
        Fund: Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.509205            4.885747          -24.94%                1,720            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.225133            6.509205          -29.44%                1,969            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.225133           -7.75%                  751           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.777707           10.410101           33.85%                2,413            2003
        International Growth
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.777707          -22.22%                1,750           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.947392           10.615823            6.72%               27,812            2003
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.947392           -0.53%                7,321           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.543547           10.731567           12.45%               54,919            2003
        Investor Destinations
        Moderately
        Conservative Fund:
        Class II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.543547           -4.56%               10,774           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.046478           10.741012           18.73%              115,913            2003
        Investor Destinations
        Moderate Fund:
        Class II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.046478           -9.54%               35,394           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.598521           10.769790           25.25%              112,515            2003
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.598521          -14.01%               35,229           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.246178           10.754510           30.42%               30,962            2003
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.246178          -17.54%                9,874           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid          8.317327           11.527438           38.60%               67,969            2003
        Cap Growth Fund: Class
        I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.352487            8.317327          -37.71%               58,534            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       19.374164           13.352487          -31.08%               50,539            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       23.148836           19.374164          -16.31%               90,671            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.668723           23.148836           82.72%               19,350            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.668723           26.69%                   23           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                 Value at Beginning    Value at End of    Accumulation Unit   Accumulation Units
                                      of Period             Period              Value          at End of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             11.259085           11.204900           -0.48%              303,968            2003
        Money Market Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.248046           11.259085            0.10%              286,394            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.978256           11.248046            2.46%              242,535            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.468792           10.978256            4.87%              209,798            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.095781           10.468792            3.69%              165,880            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           10.095781            0.96%                2,487           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.752996           11.038527           26.11%              545,809            2003
        Nationwide(R)Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.708803            8.752996          -18.26%              538,915            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.280107           10.708803          -12.80%              505,938            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.684916           12.280107           -3.19%              701,784            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.993303           12.684916            5.77%              422,892            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.993303           19.93%               17,305           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.143759           11.357826           24.21%                  647            2003
        Nationwide Leaders
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.143759           -8.56%                  616           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.502155           11.307350           50.72%                7,906            2003
        U.S. Growth Leaders
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.502155          -24.98%                  697           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              7.627885           10.264387           34.56%               16,301            2003
        Worldwide Leaders
        Fund: Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.337468            7.627885          -26.21%               15,807            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.874957           10.337468          -19.71%               11,282            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.846771           12.874957          -13.28%               31,439            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.212250           14.846771           21.57%                6,840            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.212250           22.12%                   86           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.585158           35.85%                1,530           2003*
        Worldwide Leaders
        Fund: Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap             9.816488           13.035349           32.79%               53,028            2003
        Growth Fund: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.878675            9.816488          -34.02%               42,972            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.874259           14.878675          -11.83%               30,753            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       20.352098           16.874259          -17.09%               26,669            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           20.352098          103.52%                  352           1999*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            16.473727           25.555935           55.13%               96,893            2003
        Value Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       22.869189           16.473727          -27.97%               85,792            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       18.027390           22.869189           26.86%               63,374            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.391038           18.027390            9.98%               75,128            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.964349           16.391038           26.43%                6,078            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.964349           29.64%                    2           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account        Accumulation Unit     Accumulation Unit  Percent Change in     Number of            Period
                                      Value at          Value at End of   Accumulation Unit    Accumulation
                                    Beginning of            Period              Value          Units at End
                                       Period                                                   of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small                14.029693           19.566351           39.46%               75,625            2003
        Company Fund:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.159419           14.029693          -18.24%               66,213            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       18.598401           17.159419           -7.74%               48,167            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.267747           18.598401            7.71%               67,342            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.123056           17.267747           42.44%               11,156            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.123056           21.23%                  918           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT J.P. Morgan GVIT           8.672706           10.156816           17.11%               42,236            2003
        Balanced Fund: Class I
        - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000553            8.672706          -13.28%               30,584            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.498193           10.000553           -4.74%               22,049            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.651741           10.498193           -1.44%               47,617            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.677473           10.651741           -0.24%               22,586            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           10.677473            6.77%                  737           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           11.748112           13.026690           10.88%               45,465            2003
        Multi Sector Bond
        Fund: Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.080176           11.748112            6.03%               20,677            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.753649           11.080176            3.04%                9,639            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.290756           10.753649            4.50%                7,527            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.245831           10.290756            0.44%                3,519            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           10.245831            2.46%                   66           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            5.240220            6.231243           18.91%              263,995            2003
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.302423            5.240220          -16.85%              238,234            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.152720            6.302423          -22.70%              196,861            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.152720          -18.47%              140,862           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            2.359397            3.417949           44.87%               91,114            2003
        Global Technology
        Portfolio: Service
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        4.038883            2.359397          -41.58%              107,416            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.515527            4.038883          -38.01%              112,873            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            6.515527          -34.84%              111,382           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            7.102551           10.335357           45.52%               25,715            2003
        Global Technology
        Portfolio: Service II
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.102551          -28.97%               12,974           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            4.553254            6.058322           33.05%              122,199            2003
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.201296            4.553254          -26.58%              146,242            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.189524            6.201296          -24.28%              156,320            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.189524          -18.10%              146,837           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            7.750784           10.313811           33.07%               50,982            2003
        International Growth
        Portfolio: Service II
        Shares -  Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            7.750784          -22.49%               28,534           2002*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account        Accumulation Unit     Accumulation Unit  Percent Change in     Number of            Period
                                      Value at          Value at End of   Accumulation Unit    Accumulation
                                    Beginning of            Period              Value          Units at End
                                       Period                                                   of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.381389           13.528328           30.31%               31,724            2003
        Guardian Portfolio -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.271602           10.381389          -27.26%               26,808            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.652210           14.271602           -2.60%               20,808            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.648600           14.652210            0.02%               68,897            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.887023           14.648600           13.67%               14,049            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.887023           28.87%                  226           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.025854            0.26%               62,192           2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.212487           12.935499           26.66%               85,750            2003
        Mid-Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.613925           10.212487          -30.12%               72,479            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       19.610857           14.613925          -25.48%               58,852            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       21.426404           19.610857           -8.47%              129,229            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.077949           21.426404           52.20%               21,706            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           14.077949           40.78%                  183           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT            9.041691           12.080039           33.60%               37,069            2003
        Partners Portfolio -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.052088            9.041691          -24.98%               29,727            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.541566           12.052088           -3.90%               26,251            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.591929           12.541566           -0.40%               40,609            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.858021           12.591929            6.19%               22,959            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.858021           18.58%                1,638           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.207958           12.679364           24.21%              206,142            2003
        Account Funds -
        Oppenheimer Aggressive
        Growth Fund/VA:
        Initial Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.294141           10.207958          -28.59%              180,525            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       21.029849           14.294141          -32.03%              154,870            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       23.954947           21.029849          -12.21%              211,195            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.191805           23.954947           81.59%               28,014            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           13.191805           31.92%                   85           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           11.451136           14.829748           29.50%              232,020            2003
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Initial Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       15.830623           11.451136          -27.66%              202,448            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       18.310774           15.830623          -13.54%              164,875            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       18.556149           18.310774           -1.32%              220,567            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.244991           18.556149           40.10%               52,838            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           13.244991           32.45%                  260           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            6.382747            9.028338           41.45%              108,721            2003
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Initial Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.288465            6.382747          -22.99%              115,532            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.528196            8.288465          -13.01%               56,276            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.528196           -4.72%               19,705           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account        Accumulation Unit     Accumulation Unit  Percent Change in     Number of            Period
                                      Value at          Value at End of   Accumulation Unit    Accumulation
                                    Beginning of            Period              Value          Units at End
                                       Period                                                   of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           14.247804           42.48%               28,481           2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Class III - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            9.562870           11.984770           25.33%              113,232            2003
        Account Funds -
        Oppenheimer Main
        Street(R)Fund/VA:
        Initial Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.907673            9.562870          -19.69%               95,631            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.402637           11.907673          -11.15%               66,562            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.854438           13.402637           -9.77%              105,849            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.340636           14.854438           20.37%               28,147            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.340636           23.41%                  325           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Strong Opportunity              6.757847            9.156942           35.50%              112,373            2003
        Fund II, Inc.:
        Investor Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.337249            6.757847          -27.62%               93,116            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.804830            9.337249           -4.77%               48,140            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.804830           -2.17%               13,602           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  18.893275           23.892237           26.46%               12,499            2003
        Institutional Funds,
        Inc. - Emerging
        Markets Debt
        Portfolio: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       17.490433           18.893275            8.02%                7,810            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       16.063592           17.490433            8.88%                4,166            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.580968           16.063592           10.17%                3,465            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.395495           14.580968           27.95%                  606            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           11.395495           13.95%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        The Universal                   4.105313            5.755939           40.21%               26,874            2003
        Institutional Funds,
        Inc. - Mid Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        6.029777            4.105313          -31.92%               22,459            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        8.625825            6.029777          -30.10%               11,205            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            8.625825          -13.74%                3,184           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  13.431758           18.267262           36.00%               57,704            2003
        Institutional Funds,
        Inc. - U.S. Real
        Estate Portfolio:
        Class I - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.688917           13.431758           -1.88%               46,423            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.601811           13.688917            8.63%               19,691            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.117726           12.601811            3.99%               23,407           2000*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Van Eck Worldwide              13.417673           20.461231           52.49%               18,845            2003
        Insurance Trust -
        Worldwide Emerging
        Markets Fund: Initial
        Class - Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.972459           13.417673           -3.97%               16,780            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       14.389442           13.972459           -2.90%               13,598            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       25.026598           14.389442          -42.50%               15,321            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       12.634284           25.026598           98.08%                4,569            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000           12.634284           26.34%                    0           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
              Sub-Account        Accumulation Unit     Accumulation Unit  Percent Change in     Number of            Period
                                      Value at          Value at End of   Accumulation Unit    Accumulation
                                    Beginning of            Period              Value          Units at End
                                       Period                                                   of Period
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        Van Eck Worldwide              11.130644           15.970697           43.48%                3,394            2003
        Insurance Trust -
        Worldwide Hard Assets
        Fund: Initial Class -
        Q/NQ
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.582739           11.130644           -3.90%                3,275            2002
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       13.078363           11.582739          -11.44%                1,387            2001
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       11.869689           13.078363           10.18%                1,189            2000
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                        9.918535           11.869689           19.67%                  259            1999
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
                                       10.000000            9.918535           -0.81%                   62           1998*
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------
        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

        ------------------------ -------------------- ------------------- ------------------- -------------------- -----------

                 Maximum Contract Options Elected (Total 1.70%)
                (Variable account charges of 1.70% of the daily net assets of the variable account)

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                 6.834929             8.691036           27.16%                   0            2003
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth Fund:
        Class I- Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.623786             6.834929          -20.74%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.573565             8.623786           -9.92%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.894734             9.573565          -12.13%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                 6.823270             8.351354           22.40%                   0            2003
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.717309             6.823270          -21.73%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.522513             8.717309          -30.39%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        15.314929            12.522513          -18.23%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                 8.022584             9.819250           22.40%                   0            2003
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.022584          -19.77%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                 7.946664             9.756701           22.78%                   0            2003
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.946664          -20.53%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                 9.713280            12.313381           26.77%                   0            2003
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.308628             9.713280          -14.11%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.197744            11.308628           10.89%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.780117            10.197744           16.15%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        American Century                10.000000            10.206041            2.06%                   0            2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Credit Suisse Trust -            5.651258             8.202843           45.15%                   0            2003
        Global Post-Venture
        Capital Portfolio - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.731633             5.651258          -35.28%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.448592             8.731633           29.86%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        15.621586            12.448592          -20.13%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Credit Suisse Trust -            6.419202             8.398286           30.83%                   0            2003
        International Focus
        Portfolio - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.153235             6.419202          -21.27%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.672586             8.153235          -23.61%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        14.650222            10.672586          -27.15%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Credit Suisse Trust -            7.501271             9.229428           23.04%                   0            2003
        Large Cap Value
        Portfolio - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.922893             7.501271          -24.40%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000956             9.922893           -0.78%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.340613            10.000956            7.07%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Dreyfus Investment               7.587564            10.276639           35.44%                   0            2003
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.587564          -24.12%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Dreyfus Socially                 5.517158             6.833733           23.86%                   0            2003
        Responsible Growth Fund,
        Inc.: Initial Shares -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         7.899217             5.517158          -30.16%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.380157             7.899217          -23.90%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.868131            10.380157          -12.54%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Dreyfus Stock Index              6.341490             8.001922           26.18%                   0            2003
        Fund, Inc. - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.309551             6.341490          -23.68%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.626823             8.309551          -13.68%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.794215             9.626823          -10.81%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Dreyfus Variable                 7.258882             8.646151           19.11%                   0            2003
        Investment Fund
        -Appreciation Portfolio:
        Initial Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.866534             7.258882          -18.13%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.946799             8.866534          -10.86%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.184154             9.946799           -2.33%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Federated Insurance             12.086367            12.432845            2.87%                   0            2003
        Series - Federated
        Quality Bond Fund II:
        Primary Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.248475            12.086367            7.45%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.594913            11.248475            6.17%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.757496            10.594913            8.58%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP                     7.544918             9.658120           28.01%                   0            2003
        Equity-Income Portfolio:
        Service Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.247408             7.544918          -18.41%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.912757             9.247408           -6.71%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.309967             9.912757            6.47%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP Growth              5.977313             7.801994           30.53%                   0            2003
        Portfolio: Service Class
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.711728             5.977313          -31.39%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.773174             8.711728          -19.13%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.322268            10.773174          -12.57%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP High Income         6.490761             8.101344           24.81%                   0            2003
        Portfolio: Service Class
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.372448             6.490761            1.86%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         7.358723             6.372448          -13.40%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.672582             7.358723          -23.92%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP Overseas            6.288770             8.852908           40.77%                   0            2003
        Portfolio: Service Class
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.031546             6.288770          -21.70%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.379362             8.031546          -22.62%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        13.058898            10.379362          -20.52%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP Overseas            7.708483            10.855078           40.82%                   0            2003
        Portfolio: Service
        Class R - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.708483          -22.92%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP II                  7.932488            10.008646           26.17%                   0            2003
        Contrafund(R)Portfolio:
        Service Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.909469             7.932488          -10.97%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.343090             8.909469          -13.86%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.278366            10.343090           -8.29%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP II                 10.000000            10.101245            1.01%                   0            2003*
        Investment Grade Bond
        Portfolio: Service Class
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP III Growth          5.187189             6.611555           27.46%                   0            2003
        Opportunities Portfolio:
        Service Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.758171             5.187189          -23.25%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.036133             6.758171          -15.90%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.868824             8.036133          -18.58%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Fidelity VIP III Value           7.423709            11.515065           55.11%                   0            2003
        Strategies Portfolio:
        Service Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.423709          -25.76%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Comstock GVIT               6.017346             7.774478           29.20%                   0            2003
        Value Fund: Class I
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.177730             6.017346          -26.42%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.471062             8.177730          -13.66%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.778958             9.471062          -12.13%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Dreyfus GVIT               10.000000            13.659878           36.60%                   0           2003*
        International Value
        Fund: Class III -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Dreyfus GVIT               10.471383            13.860424           32.36%                   0            2003
        Mid Cap Index Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        12.577501            10.471383          -16.75%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        12.965645            12.577501           -2.99%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        11.447800            12.965645           13.26%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Federated GVIT High         9.069535            10.901080           20.19%                   0            2003
        Income Bond Fund: Class
        I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         8.938092             9.069535            1.47%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         8.725646             8.938092            2.43%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         9.676620             8.725646           -9.83%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               6.737713            10.946077           62.46%                   0            2003
        Emerging Markets Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         8.085801             6.737713          -16.67%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         8.676322             8.085801           -6.81%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             8.676322          -13.24%                   0           2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               7.485519            12.157699           62.42%                   0            2003
        Emerging Markets Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             7.485519          -25.14%                   0           2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               8.779218            12.208133           39.06%                   0            2003
        Global Financial
        Services Fund: Class III
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             8.779218          -12.21%                   0           2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               8.406045            11.301852           34.45%                   0            2003
        Global Health Sciences
        Fund: Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             8.406045          -15.94%                   0           2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               1.897376             2.895359           52.60%                   0            2003
        Global Technology and
        Communications Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         3.373545             1.897376          -43.76%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                         5.992673             3.373545          -43.71%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             5.992673          -40.07%                   0           2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               7.107282            10.842520           52.56%                   0            2003
        Global Technology and
        Communications Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             7.107282          -28.93%                   0           2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        GVIT Gartmore GVIT               7.900585             9.643548           22.06%                   0            2003
        Global Utilities Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
                                        10.000000             7.900585          -20.99%                   0           2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------
        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- -----------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT              12.387519            12.420485            0.27%                   0            2003
        Government Bond Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.354552            12.387519            9.10%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.770572            11.354552            5.42%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.735132            10.770572           10.64%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               3.469794             4.527588           30.49%                   0            2003
        Growth Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         4.952256             3.469794          -29.94%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         7.011148             4.952256          -29.37%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.707627             7.011148          -27.78%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               4.819298             6.425076           33.32%                   0            2003
        International Growth
        Fund: Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.459936             4.819298          -25.40%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.211629             6.459936          -29.87%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.211629           -7.88%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               7.746056            10.304923           33.03%                   0            2003
        International Growth
        Fund: Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.746056          -22.54%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               9.891153            10.491789            6.07%                   0            2003
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.891153           -1.09%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               9.489589            10.606188           11.77%                   0            2003
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.489589           -5.10%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               8.995312            10.615527           18.01%                   0            2003
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.995312          -10.05%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               8.549857            10.643945           24.49%                   0            2003
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.549857          -14.50%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               8.199498            10.628853           29.63%                   0            2003
        Investor Destinations
        Aggressive Fund:
        Class II - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.199498          -18.01%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT Mid           5.171167             7.123587           37.76%                   0            2003
        Cap Growth Fund: Class I
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.352516             5.171167          -38.09%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.194050             8.352516          -31.50%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        14.658438            12.194050          -16.81%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT Money        10.781517            10.664528           -1.08%                   0            2003
        Market Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.836691            10.781517           -0.51%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.641677            10.836691           -1.83%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.209430            10.641677            4.23%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               6.675091             8.367042           25.35%                   0            2003
        Nationwide(R)Fund: Class
        I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.216536             6.675091          -18.76%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.480069             8.216536          -13.33%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.851989             9.480069           -3.78%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               9.092017            11.225121           23.46%                   0            2003
        Nationwide Leaders Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.092017           -9.08%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT U.S.          7.459677            11.175255           49.81%                   0            2003
        Growth Leaders Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.459677          -25.40%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT               5.641033             7.544804           33.75%                   0            2003
        Worldwide Leaders Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         7.691601             5.641033          -26.66%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.638561             7.691601          -20.20%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.182210             9.638561          -13.80%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Gartmore GVIT              10.000000            13.530129           35.30%                   0            2003*
        Worldwide Leaders Fund:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT GVIT Small Cap              9.599855            12.670461           31.99%                   0            2003
        Growth Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        14.639366             9.599855          -34.42%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        16.705019            14.639366          -12.37%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        20.270503            16.705019          -17.59%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT GVIT Small Cap             11.543278            17.798875           54.19%                   0            2003
        Value Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        16.122666            11.543278          -28.40%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.787277            16.122666           26.08%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.697140            12.787277            9.32%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT GVIT Small Company         11.268207            15.619903           38.62%                   0            2003
        Fund: Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        13.866158            11.268207          -18.74%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        15.121378            13.866158           -8.30%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        14.124755            15.121378            7.06%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT J.P. Morgan GVIT            7.580114             8.823429           16.40%                   0            2003
        Balanced Fund: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.794081             7.580114          -13.80%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.288391             8.794081           -5.32%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.481422             9.288391           -2.04%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        GVIT Van Kampen GVIT            11.094926            12.227805           10.21%                   0            2003
        Multi Sector Bond Fund:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.527978            11.094926            5.39%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.280419            10.527978            2.41%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.897603            10.280419            3.87%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Janus Aspen Series -             5.147573             6.083963           18.19%                   0            2003
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.228852             5.147573          -17.36%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.107133             6.228852          -23.17%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.107133          -18.93%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Janus Aspen Series -             2.317610             3.337081           43.99%                   0            2003
        Global Technology
        Portfolio: Service
        Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         3.991639             2.317610          -41.94%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.479020             3.991639          -38.39%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             6.479020          -35.21%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Janus Aspen Series -             7.073630            10.230953           44.64%                   0            2003
        Global Technology
        Portfolio: Service II
        Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.073630          -29.26%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Janus Aspen Series -             4.472745             5.915144           32.25%                   0            2003
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         6.128895             4.472745          -27.02%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.143702             6.128895          -24.74%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.143702          -18.56%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Janus Aspen Series -             7.719236            10.209599           32.26%                   0            2003
        International Growth
        Portfolio: Service II
        Shares - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             7.719236          -22.81%                   0            2002*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Neuberger Berman AMT             6.936818             8.984815           29.52%                   0            2003
        Guardian Portfolio -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.594571             6.936818          -27.70%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.910972             9.594571           -3.19%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.968645             9.910972           -0.58%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Neuberger Berman AMT            10.000000             9.985156           -0.15%                   0            2003*
        Limited Maturity
        Bond Portfolio:
        Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Neuberger Berman AMT             7.143412             8.993282           25.90%                   0            2003
        Mid-Cap Growth
        Portfolio: Class I -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.284686             7.143412          -30.54%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        13.886316            10.284686          -25.94%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        15.264119            13.886316           -9.03%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Neuberger Berman AMT             6.701201             8.898815           32.79%                   0            2003
        Partners Portfolio -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.986985             6.701201          -25.43%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.409456             8.986985           -4.49%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.504551             9.409456           -1.00%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Oppenheimer Variable             6.724059             8.301377           23.46%                   0            2003
        Account Funds -
        Oppenheimer Aggressive
        Growth Fund/VA: Initial
        Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.473229             6.724059          -29.02%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        14.023027             9.473229          -32.45%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        16.070617            14.023027          -12.74%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Oppenheimer Variable             7.731297             9.951728           28.72%                   0            2003
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Initial Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.753519             7.731297          -28.10%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.514763            10.753519          -14.07%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.759449            12.514763           -1.92%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Oppenheimer Variable             6.279861             8.829014           40.59%                   0            2003
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Initial Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.204726             6.279861          -23.46%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.489961             8.204726          -13.54%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.489961           -5.10%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Oppenheimer Variable            10.000000            14.190099           41.90%                   0            2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Class III - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Oppenheimer Variable             6.817103             8.491851           24.57%                   0            2003
        Account Funds -
        Oppenheimer Main Street(R)
        Fund/VA: Initial Class -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.540552             6.817103          -20.18%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.671852             8.540552          -11.70%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.784586             9.671852          -10.32%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Strong Opportunity               6.648942             8.954792           34.68%                   0            2003
        Fund II, Inc.: Investor
        Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.242958             6.648942          -28.06%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.765480             9.242958           -5.35%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             9.765480           -2.35%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        The Universal                   14.263644            17.928317           25.69%                   0            2003
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class I
        - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        13.285149            14.263644            7.37%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.276257            13.285149            8.22%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.210825            12.276257            9.50%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
               Sub-Account         Accumulation Unit    Accumulation Unit   Percent Change in       Number of         Period
                                        Value at         Value at End of    Accumulation Unit      Accumulation
                                      Beginning of           Period               Value          Units at End of
                                         Period                                                       Period
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        The Universal                    4.039063             5.628773           39.36%                   0            2003
        Institutional Funds,
        Inc. - Mid Cap Growth
        Portfolio: Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         5.968779             4.039063          -32.33%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.591151             5.968779          -30.52%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.000000             8.591151          -14.09%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        The Universal                   11.946728            16.149186           35.18%                   0            2003
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class I - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        12.249784            11.946728           -2.47%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        11.346213            12.249784            7.96%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.928322            11.346213            3.82%                   0            2000*
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Van Eck Worldwide                8.210254            12.444385           51.57%                   0            2003
        Insurance Trust -
        Worldwide Emerging
        Markets Fund: Initial
        Class - Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.602001             8.210254           -4.55%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         8.913211             8.602001           -3.49%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        15.596564             8.913211          -42.85%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        Van Eck Worldwide                9.195824            13.114596           42.61%                   0            2003
        Insurance Trust -
        Worldwide Hard Assets
        Fund: Initial Class -
        Q/NQ
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.627768             9.195824           -4.49%                   0            2002
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                        10.937759             9.627768          -11.98%                   0            2001
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
                                         9.987144            10.937759            9.52%                   0            2000
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------
        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

        -------------------------- ------------------- -------------------- ------------------- ------------------- ------------

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums  are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
o        minimum participation rules;
o        top-heavy contribution rules;
o        nondiscriminatory allocation rules; and
o        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract  owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:


o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


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


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.




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



The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered  Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.




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



Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
o   the failure to diversify was accidental;
o   the failure is corrected; and
o   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o eliminating and/or reducing the highest federal estate tax rates; o increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.



Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.



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



(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant  will be treated as the death of a contract  owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").